Fair Value Measurement - Additional Information (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Level 3 Reconciliation, Increase from Transfer into Level 3	$ 0	$ 0
Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Net Asset Value per Share or Unit	$ 1